Supplement to the
Fidelity® Emerging Asia Fund
December 30, 2024
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Xiaoting Zhao (Co-Portfolio Manager) has managed the fund since 2019.
Effective December 31, 2025, Mr. Zhao will no longer serve as Co-Portfolio Manager of the fund and Ms. Chen will assume sole portfolio manager responsibilities.
Di Chen (Co-Portfolio Manager) has managed the fund since 2025.
SEA-SUSTK-0725-102 1.9886590.102	July 31, 2025